Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Loss Per Share
The calculation of basic and diluted loss per share was as follows for the years indicated:

	Year Ended December 31,
	2021	2020	2019
Numerator:
Net loss	$(483,937)	$(224,053)	$(239,697)
Less: Redeemable preferred stock dividends	(40,426)	(40,536)	(23,923)
Less: preferred stock redemptions, net(1)	—	(52,658)	—
Net loss attributable to common stockholders – basic	$(524,363)	$(317,247)	$(263,620)
Denominator:
Weighted average common stock outstanding – basic	526,730,261	73,851,108	65,619,361
Weighted average common stock outstanding – diluted	526,730,261	73,851,108	65,619,361
Loss per share – basic	$(1.00)	$(4.30)	$(4.02)
Loss per share – diluted	$(1.00)	$(4.30)	$(4.02)
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(1)In December 2020, we exercised a call and redeemed certain redeemable preferred stock, as further discussed in Note 15. We considered the premium paid on redemption of $52,658 to be akin to a dividend to the redeemable preferred stockholder. As such, the premium, which represented the amount paid upon redemption over the carrying value of the preferred stock (such carrying value being reduced for preferred stock issuance costs), was deducted from net loss to determine the loss available to common stockholders.

Schedule of Antidilutive Securities Excluded from Computation of Loss Per Share
We excluded the effect of the below elements from our calculation of diluted loss per share, as their inclusion would have been anti-dilutive, as there were no earnings attributable to common stockholders. These amounts represent the number of instruments outstanding at the end of each respective year.

	Year Ended December 31,
	2021	2020	2019
Common stock options	21,171,147	29,947,975	30,743,931
Common stock warrants	12,170,990	—	—
Unvested RSUs	48,687,524	44,601,586	25,293,061
Unvested PSUs	22,970,396	—	—
Convertible Notes(1)	53,538,000	—	—
Redeemable preferred stock exchangeable for common stock	—	465,916,522	400,936,765
Redeemable preferred stock warrants exchangeable for common stock	—	12,170,990	12,170,990
Contingent common stock(2)	—	320,649	—
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(1)For the year ended December 31, 2021, represented the number of common stock issuable upon conversion of all Convertible Notes at the conversion rate in effect at the balance sheet date, in accordance with ASU 2020-06. See Note 1 and Note 10 for additional information.
(2)For the year ended December 31, 2020, included contingently issuable common stock in connection with our acquisition of 8 Limited, which was subsequently issued in 2021. See Note 2 for additional information.